Group information (Tables)	6 Months Ended
Jun. 30, 2024
Schedule of consolidated financial statements

The consolidated financial statements of the Group include :

		Place of
		incorporation	Effective equity held by the
Name of subsidiary	Principal activities	and business	Group
			2024	2023
			%	%
Held by the Company
Environmental Solutions Group Holdings Limited	Investment holding company	Cayman Island	100	100

Held by Subsidiary
Environmental Solutions Asia Holdings Limited	Investment holding company	British Virgin Islands	100	100

Environmental Solutions (Asia) Pte Ltd	Waste management and recycling of industrial wastes	Singapore	100	100